INVESTMENTS IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES	INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of December 31, 2022, Dole’s investments in unconsolidated affiliates were $124.2 million, of which $120.9 million represented equity method investments, and $3.3 million represented investments in which Dole does not have significant influence. As of December 31, 2021, following the Acquisition and derecognition of Legacy Dole as an equity method investment, Dole’s investments in unconsolidated affiliates were $128.4 million, of which $126.5 million represented equity method investments, and $1.9 million represented investments in which Dole does not have significant influence. There are no significant investees in which Dole holds 20.0% or more of their voting stock that are not accounted for using the equity method of accounting.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other income (expense), net, and have historically not been significant.
Legacy Dole
Prior to the Acquisition described in Note 4 “Business Combination and Transactions”, Total Produce had a 45.0% equity ownership interest in Legacy Dole, with a carrying value at the time of Acquisition of approximately $259.0 million. As a part of the Acquisition, Legacy Dole became a subsidiary of Dole plc and the acquiree of Total Produce. As such, Legacy Dole results are included in the consolidated results of the Company from the Acquisition Date to December 31, 2022.
The following table provides a rollforward of the carrying amount of Total Produce’s 45.0% investment in Legacy Dole as of December 31, 2021:

Amount

(U.S. Dollars in thousands)
Carrying amount as of December 31, 2020	$340,485
Share of net income	38,874
Share of other comprehensive income	3,999
Share of repayment of receivable from affiliates	469
Impairment	(122,926)
Equity method investment becoming subsidiary	(259,000)
Foreign exchange impact	(1,901)
Carrying amount as of December 31, 2021	$—
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021, for the year ended December 31, 2020 and as of July 29, 2021 are as follows in the tables below. Unless otherwise noted, the results included herein represent Legacy Dole’s operations rather than the share attributable to the Company.

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$2,878,597	$4,671,999
Cost of sales	(2,601,253)	(4,306,200)
Selling, marketing, general and administrative expenses	(124,417)	(189,912)
Net interest expense	(36,998)	(72,906)
Equity method earnings	27	2,149
Other income (expense), net	2,859	(29,305)
Income tax expense	(30,557)	(25,332)
Loss from discontinued operations	—	(43)
Less: Net income attributable to noncontrolling interests	(1,872)	(1,854)
Net income attributable to equity shareholders	$86,386	$48,596
Dole plc share of net income attributable to equity shareholders	$38,874	$21,868

July 29, 2021

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$927,026
Intangible assets	278,079
Property, plant and equipment	1,094,605
Operating lease right-of-use assets	224,451
Assets held-for-sale	5,357
Other non-current assets	157,891
Debt	(1,378,473)
Operating lease liabilities	(221,072)
Other non-current liabilities	(332,931)
Other current liabilities	(626,609)
Noncontrolling interest	(10,252)
Net assets	118,072
Total Produce share of net assets	53,132
Goodwill	328,794
Impairment recognized upon the Acquisition	(122,926)
Carrying amount of investment	$259,000
Prior to the Acquisition Date, the Company did not provide any financial support to Legacy Dole that the Company was not contractually obligated to provide nor any guarantees in respect of debt issued by Legacy Dole.
The following table presents the Company’s maximum exposure to loss in Dole as a VIE as of July 29, 2021:

July 29, 2021

(U.S. Dollars in thousands)
Carrying value of equity investment in Legacy Dole	$259,000
Maximum exposure to loss	$259,000
The maximum exposure to loss represents the amount that would have been absorbed by the Company in the event that all of the assets held in the VIE had no value.
The following table presents sales to and purchases from Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the year ended December 31, 2020:

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Sales	$9,974	$8,900
Purchases	$30,856	$49,000
The following table presents amounts due from and to Legacy Dole as of July 29, 2021:

July 29, 2021

(U.S. Dollars in thousands)
Amounts due from Legacy Dole presented within accounts receivable	$1,800
Amounts due to Legacy Dole presented within accounts payable	$8,700
Investments in Other Unconsolidated affiliates
A rollforward of the carrying amount of Dole’s investments in unconsolidated affiliates, other than Legacy Dole, as of December 31, 2022 and December 31, 2021 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2020	$118,072
Share of income after tax	14,851
Acquisition of Legacy Dole investments	22,314
Other additions	3,242
Gain on step-up acquisition of other equity method investments	7,670
Equity method investments becoming subsidiaries	(11,970)
Disposals	(9,537)
Dividends received from investments	(10,611)
Foreign exchange impact and other	(5,624)
Carrying amount as of December 31, 2021	$128,407
Share of income after tax	7,270
Additions	3,450
Subsidiary becoming equity method investment	712
Disposals	(1,087)
Dividends received from investments	(9,391)
Foreign exchange impact and other	(5,122)
Carrying amount as of December 31, 2022	$124,239
The Company recognized income tax expense of $0.3 million, $0.8 million and $1.6 million during the years ended December 31, 2022, December 31, 2021, and December 31, 2020, respectively, related to equity method investments.
Investments in unconsolidated affiliates becoming subsidiaries
For the year ended December 31, 2022, step-up acquisitions were not material. During the year ended December 31, 2021, in addition to the acquisition of Legacy Dole, the Company purchased additional shares in equity method investees, which resulted in the investees being consolidated as subsidiaries of the Company from the date of acquisition of additional shares. For the year ended December 31, 2021, the following step-up acquisitions occurred:
•Moorberries BV: A grocery wholesaler based in the Netherlands, in which the Company acquired a 100% ownership interest.
•Fruktimporten Stockholm: A grocery wholesaler based in Sweden, in which the Company acquired an 83.2% ownership interest.
•OTC Organics BV: A company that specializes in organically grown products based in the Netherlands, in which the Company acquired a 100% ownership interest.
The aggregate total carrying value of these investees was $4.3 million as of the respective acquisition dates. As part of these acquisitions, the Company paid an aggregate $8.1 million in cash consideration. The total gain from these step-up acquisitions was $7.7 million, and goodwill recorded was $15.2 million after considering the original fair value of the investment held.
During the year ended December 31, 2020, the Company acquired additional shares in Eco Farms, a company based in the U.S. that specializes in avocado production, which resulted in Eco Farms becoming a subsidiary at an ownership percentage of 65%. Prior the acquisition, the total carrying value of this investee was $5.3 million. The Company paid $5.9 million in cash consideration and $0.7 million in contingent consideration. There was no gain or loss recognized from this step-up acquisition.
Disposal of equity method investees
During the year ended December 31, 2022, the Company disposed of its 50% associate investment in Suri Agro Fresh Private Limited, a fresh produce company based in India, which had a carrying value of $1.1 million as of the disposal date. As a result of this disposal, the Company recognized a $0.6 million loss.
During the year ended December 31, 2021, the Company disposed of a 50% joint venture investment in Peviani S.p.A., a fresh produce company based in Italy, which had a carrying value of $9.4 million as of the disposal date. As a result of this disposal, the Company recognized a $1.1 million gain.
Disposals of equity method investments were not material for the year ended December 31, 2020.
Summarized Financial Information - Other Investments
Summarized aggregated financial information for all other equity method investments for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 and as of December 31, 2022 and December 31, 2021 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the investment entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$1,720,489	$1,760,608	$1,605,660
Cost of sales	(1,614,293)	(1,601,557)	(1,383,617)
Other activity	(88,759)	(123,603)	(187,547)
Net income	$17,437	$35,448	$34,496
Net income attributable to Dole plc	$7,270	$14,851	$15,168

	December 31, 2022	December 31, 2021

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$334,317	$343,000
Non-current assets	297,337	325,094
Current liabilities	(221,370)	(243,986)
Non-current liabilities	(147,507)	(147,583)
Noncontrolling interest	(2,057)	(2,686)
Net assets	$260,720	$273,839
Dole plc share of net assets	94,318	99,533
Goodwill	26,551	27,001
Carrying amount of investments	$120,869	$126,534
Transactions with Other Unconsolidated affiliates
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Sales	$124,084	$110,797	$104,721
Purchases	$161,841	$141,975	$64,204
The following tables presents amounts due from and to investments in unconsolidated affiliates as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$27,950	$21,389
Amounts due from investments in unconsolidated affiliates presented within other receivables	$3,224	$—
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$9,225	$13,897
Amounts due from investments in unconsolidated affiliates presented within other assets	$8,396	$9,314
Reconciliation of Equity Method Earnings
The following table provides a reconciliation of equity method earnings in the consolidated statements of operations for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Equity method earnings - other than Legacy Dole	$7,270	$14,851	$15,168
Equity method earnings - Legacy Dole	—	38,874	21,868
Deferred income tax expense related to Legacy Dole	—	(10,441)	(6,757)
Share of equity method earnings	7,270	43,284	30,279
Impairment of original 45.0% investment in Legacy Dole	—	(122,926)	—
Gain on preexisting contractual arrangements with Legacy Dole	—	93,000	—
Gain on release of deferred tax reserves attributable to Legacy Dole	—	20,124	—
Gain on release of Legacy Dole indemnities	—	4,403	—
Gain on release of cumulative equity reserves attributable to Legacy Dole	—	1,376	—
Net impact of step-up acquisition of Legacy Dole	—	(4,023)	—
Gain on step-up acquisition of other equity method investments	—	7,670	—
Gain (loss) on disposal of equity method investment	(544)	1,096	—
Equity method earnings	$6,726	$48,027	$30,279